Note 7. Income Taxes	6 Months Ended
Jun. 30, 2016
Notes
Note 7. Income Taxes

NOTE 7. INCOME TAXES

The Company has no revenues since inception but has incurred operating expenses. Accordingly, the Company has made no U.S. federal income tax provision since its inception on December 30, 2010.